March 24, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Money Market Obligations Trust (the “Trust”):
Form N-14 for the Reorganization of Touchstone Ohio Tax-Free Money Market Fund into Federated Ohio Municipal Cash Trust

Ladies and Gentlemen:

On behalf of the Trust, transmitted herewith please find the Registration Statement on Form N-14, including the Notice of Special Meeting of Shareholders, Combined Proxy Statement/Prospectus, Statement of Additional Information, Form of Proxy Card, and relevant exhibits, with respect to the acquisition of assets of Touchstone Ohio Tax-Free Money Market Fund, a series of Touchstone Tax-Free Trust, for shares of Federated Ohio Municipal Cash Trust, a portfolio of the Trust. Pursuant to Rule 488 under the Securities Act of 1933, as amended, the Registration Statement for the Trust on Form N-14 filed herewith is expected to become automatically effective on April 23, 2015.

This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

If you have any questions or comments concerning the foregoing, please call me at (617) 261-3246 or George F. Magera of Federated Investors, Inc. at (412) 288-1474.

Sincerely,

/s/ Clair E. Pagnano

Clair E. Pagnano

Cc: George F. Magera